Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST XII
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2016